================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    ---------
                                    FORM N-CSR
                                    ---------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number  811-3807

                        SunAmerica Money Market Funds, Inc.
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
     ---------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management, LLC
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
                   -----------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31
Date of reporting period:  June 30, 2014

================================================================================

Item 1. Reports to Stockholders

[PHOTO]




                                                        SEMI-ANNUAL REPORT 2014

SUNAMERICA
Money Market Fund

[LOGO]

        JUNE 30, 2014                                         SEMI-ANNUAL REPORT

SUNAMERICA MONEY MARKET FUNDS, INC.

SUNAMERICA MONEY MARKET FUND (SMAXX)

                        TABLE OF CONTENTS


            SHAREHOLDERS' LETTER...............................  1
            EXPENSE EXAMPLE....................................  2
            STATEMENT OF ASSETS AND LIABILITIES................  4
            STATEMENT OF OPERATIONS............................  5
            STATEMENT OF CHANGES IN NET ASSETS.................  6
            FINANCIAL HIGHLIGHTS...............................  7
            PORTFOLIO OF INVESTMENTS...........................  8
            NOTES TO FINANCIAL STATEMENTS...................... 11
            APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT
            AGREEMENT.......................................... 18

        JUNE 30, 2014                                         SEMI-ANNUAL REPORT

        SHAREHOLDERS' LETTER -- (unaudited)

Dear Shareholders,

We are pleased to present this semi-annual shareholder report for the SunAmerica Money Market Funds, Inc. for the six months ended June 30, 2014.

The semi-annual period was one wherein money market yields remained low throughout with very little difference between maturities. The Federal Reserve (the "Fed") kept its target rate near zero and indicated it would likely keep rates low as it continued tapering its asset purchases by $10 billion per month beginning in January 2014. The money market yield curve, or spectrum of maturities, was flat throughout the semi-annual period, meaning the difference between yields at the short-term end of the money market yield curve and the long-term end was quite narrow. As such, the semi-annual period did not provide many opportunities to add yield.

U.S. Treasury yields generally declined during the first quarter of 2014 overall, as economic data weakened primarily as a result of the impact from the particularly inclement winter season across much of the country. Still, U.S. Treasury yields across most of the maturity spectrum did rise sharply toward the end of the first calendar quarter when, following the Fed's March meeting, Fed Chair Yellen implied a slightly more aggressive path for policy tightening than was widely anticipated - perhaps some time in mid-2015, and the Fed eliminated language from its statement regarding a 6.5% unemployment threshold as a condition for raising interest rates. During the second quarter of 2014, U.S. labor market conditions improved, with the headline unemployment rate declining to 6.1% by the end of June 2014. However, U.S. Gross Domestic Product
(GDP) for the first calendar quarter was revised down significantly in June 2014, driven largely by weaker health care spending. Persistent geopolitical risks and emerging market economic growth concerns kept risk appetites low overall. Meanwhile, divergence in central bank monetary policies grew. The European Central Bank (ECB) cut its interest rates by 10 basis points in June 2014, resulting in a negative deposit rate, and announced a set of unconventional monetary policy measures designed to fight disinflationary forces and rekindle growth in the Eurozone region. (A basis point is 1/100 of a percentage point.) The People's Bank of China also announced a set of "mini-stimulus" measures. The Bank of Japan maintained its easy monetary policy framework. The Bank of England, however, signaled a possible rate hike before the end of the year, and the Fed hinted at a slightly faster pace of rate hikes starting in 2015, but with a lower end point.

On the following pages, you will find detailed financial statements and portfolio information for the SunAmerica Money Market Fund for the semi-annual period ended June 30, 2014.

As always, we remain diligent in the management of your assets. We value your ongoing confidence in us and look forward to serving your investment needs in the future. If you have any questions, or require additional information on this or other SunAmerica Mutual Funds, you may contact your financial advisor or visit us at www.safunds.com.

Sincerely,

/s/ Peter A. Harbeck
Peter A. Harbeck
President & CEO
SunAmerica Asset Management, LLC
--------
Past performance is no guarantee of future results.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        EXPENSE EXAMPLE -- JUNE 30, 2014 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder in the SunAmerica Money Market Fund (the "Fund"), you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges, small account fees and administrative fees and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. This Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2014 and held until June 30, 2014.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2014" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended June 30, 2014" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2014" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2014" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended June 30, 2014" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2014" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2014" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, qualified retirement plan document and/or materials from your financial adviser for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        EXPENSE EXAMPLE -- JUNE 30, 2014 -- (UNAUDITED) (CONTINUED)

                                         ACTUAL                                           HYPOTHETICAL
                    ------------------------------------------------- -----------------------------------------------------
                                          ENDING                                          ENDING ACCOUNT
                                       ACCOUNT VALUE  EXPENSES PAID                         VALUE USING     EXPENSES PAID
                        BEGINNING      USING ACTUAL     DURING THE        BEGINNING      A HYPOTHETICAL 5%    DURING THE
                      ACCOUNT VALUE     RETURNS AT   SIX MONTHS ENDED   ACCOUNT VALUE     ASSUMED RETURN   SIX MONTHS ENDED
                    AS JANUARY 1, 2014 JUNE 30, 2014  JUNE 30, 2014*  AS JANUARY 1, 2014 AT JUNE 30, 2014   JUNE 30, 2014*
                    ------------------ ------------- ---------------- ------------------ ----------------- ----------------
Money Market Fund#
   Class A.........     $1,000.00        $1,000.05        $0.69           $1,000.00          $1,024.10          $0.70
   Class I.........     $1,000.00        $1,000.05        $0.69           $1,000.00          $1,024.10          $0.70


                    EXPENSE
                     RATIO
                     AS OF
                    JUNE 30,
                     2014*
                    --------
Money Market Fund#
   Class A.........   0.14%
   Class I.........   0.14%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days. These ratios do not reflect transaction costs, including contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your qualified retirement plan document and/or materials from your financial adviser for more information.
# During the stated period, the investment adviser and distributor either waived/reimbursed a portion of or all of the fees/expenses and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived/reimbursed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2014" and "Expense Ratios" would have been higher.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        STATEMENT OF ASSETS AND LIABILITIES -- JUNE 30, 2014 -- (UNAUDITED)

                                                                    MONEY MARKET
                                                                        FUND
                                                                    ------------
ASSETS:
Investments at value* (unaffiliated)............................... $616,004,738
Repurchase agreements (cost approximates value)....................   56,989,000
                                                                    ------------
  Total Investments................................................ $672,993,738
                                                                    ------------
Cash...............................................................          358
Receivable for:
  Fund shares sold.................................................      381,516
  Dividends and interest...........................................      233,270
Prepaid expenses and other assets..................................       12,914
Due from investment adviser for expense reimbursements/fee waivers.      726,091
Due from distributor for fee waivers...............................       82,202
                                                                    ------------
  Total assets.....................................................  674,430,089
                                                                    ------------
LIABILITIES:
Payable for:
  Fund shares redeemed.............................................      199,132
  Investment advisory and management fees..........................      276,350
  Distribution and service maintenance fees........................       82,202
  Transfer agent fees and expenses.................................      139,307
  Directors' fees and expenses.....................................        7,444
  Other accrued expenses...........................................      140,236
Dividends payable..................................................       25,343
                                                                    ------------
  Total liabilities................................................      870,014
                                                                    ------------
   Net Assets...................................................... $673,560,075
                                                                    ============
NET ASSETS REPRESENTED BY:
Common stock, $.001 par value (10 billion shares authorized)....... $    674,669
Paid-in capital....................................................  674,068,835
                                                                    ------------
                                                                     674,743,504
Accumulated undistributed net investment income (loss).............      (28,365)
Accumulated undistributed realized gain (loss) on investments......   (1,155,064)
                                                                    ------------
   Net assets...................................................... $673,560,075
                                                                    ============
CLASS A:
Net assets......................................................... $659,368,694
Shares outstanding.................................................  660,474,646
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales charge)....... $       1.00
                                                                    ============
CLASS I:
Net assets......................................................... $ 14,191,381
Shares outstanding.................................................   14,193,948
Net asset value and redemption price per share..................... $       1.00
                                                                    ============

*Amortized cost of investment securities (unaffiliated)............ $616,004,738
                                                                    ============

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED JUNE 30, 2014 -- (UNAUDITED)

                                                                                        MONEY MARKET
                                                                                            FUND
                                                                                        ------------
INVESTMENT INCOME:
Interest (unaffiliated)................................................................ $   554,880
                                                                                        -----------
   Total investment income.............................................................     554,880
                                                                                        -----------
EXPENSES:
Investment advisory and management fees................................................   1,759,996
Distribution and service maintenance fees
  Class A..............................................................................     527,069
Transfer agent fees and expenses
  Class A..............................................................................     795,445
  Class I..............................................................................      14,876
Registration fees
  Class A..............................................................................      19,261
  Class I..............................................................................       5,307
Custodian and accounting fees..........................................................      40,573
Reports to shareholders................................................................      66,831
Audit and tax fees.....................................................................      24,350
Legal fees.............................................................................       9,141
Directors' fees and expenses...........................................................      20,207
Other expenses.........................................................................       6,529
                                                                                        -----------
   Total expenses before fee waivers and expense reimbursements........................   3,289,585
   Fees waived and expenses reimbursed by investment adviser and distributor (Note 3)..  (2,770,565)
                                                                                        -----------
   Net expenses........................................................................     519,020
                                                                                        -----------
Net investment income (loss)...........................................................      35,860
                                                                                        -----------
Net realized gain (loss) on investments................................................       6,906
                                                                                        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................ $    42,766
                                                                                        ===========

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        STATEMENT OF CHANGES IN NET ASSETS


                                                                                               MONEY MARKET FUND
                                                                                          --------------------------
                                                                                             FOR THE
                                                                                           SIX MONTHS
                                                                                              ENDED     FOR THE YEAR
                                                                                            JUNE 30,       ENDED
                                                                                              2014      DECEMBER 31,
                                                                                           (UNAUDITED)      2013
                                                                                          ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)........................................................... $     35,860  $     72,895
  Net realized gain (loss) on investments................................................        6,906        28,894
                                                                                          ------------  ------------
Net increase (decrease) in net assets resulting from operations.......................... $     42,766  $    101,789
                                                                                          ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................      (35,193)      (71,436)
  Net investment income (Class I)........................................................         (667)       (1,459)
                                                                                          ------------  ------------
Total distributions to shareholders......................................................      (35,860)      (72,895)
                                                                                          ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 5).  (76,749,053)  (34,135,701)
                                                                                          ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................  (76,742,147)  (34,106,807)
                                                                                          ------------  ------------
NET ASSETS:
Beginning of period......................................................................  750,302,222   784,409,029
                                                                                          ------------  ------------
End of period*........................................................................... $673,560,075  $750,302,222
                                                                                          ============  ============
*Includes accumulated undistributed net investment income (loss)......................... $    (28,365) $    (28,365)
                                                                                          ============  ============

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        FINANCIAL HIGHLIGHTS

                                         MONEY MARKET FUND
-
                                                                                        RATIO OF NET
                NET                           NET                                        INVESTMENT
               ASSET              DIVIDENDS  ASSET             NET ASSETS   RATIO OF     INCOME TO
               VALUE      NET      FROM NET  VALUE               END OF     EXPENSES      AVERAGE
             BEGINNING INVESTMENT INVESTMENT END OF   TOTAL      PERIOD    TO AVERAGE       NET
PERIOD ENDED OF PERIOD INCOME(1)    INCOME   PERIOD RETURN(2)   (000'S)   NET ASSETS(3)  ASSETS(3)
------------ --------- ---------- ---------- ------ ---------  ---------- ------------- ------------
                                              CLASS A
                                              -------
12/31/09       $1.00     $0.00      $(0.00)  $1.00    0.12%(4)  $760,577      0.78%         0.14%
12/31/10        1.00      0.00       (0.00)   1.00    0.01(5)    719,671      0.29          0.01
12/31/11        1.00      0.00       (0.00)   1.00    0.01       692,515      0.17          0.01
12/31/12        1.00      0.00       (0.00)   1.00    0.01       768,644      0.22          0.01
12/31/13        1.00      0.00       (0.00)   1.00    0.01       736,942      0.18          0.01
06/30/14(6)     1.00      0.00       (0.00)   1.00    0.00       659,369      0.14(7)       0.01(7)
                                              CLASS I
                                              -------
12/31/09       $1.00     $0.00      $(0.00)  $1.00    0.20%(4)  $ 14,648      0.69%         0.21%
12/31/10        1.00      0.00       (0.00)   1.00    0.01(5)     14,975      0.29          0.01
12/31/11        1.00      0.00       (0.00)   1.00    0.01        15,625      0.18          0.01
12/31/12        1.00      0.00       (0.00)   1.00    0.01        15,765      0.22          0.01
12/31/13        1.00      0.00       (0.00)   1.00    0.01        13,360      0.18          0.01
06/30/14(6)     1.00      0.00       (0.00)   1.00    0.00        14,191      0.14(7)       0.01(7)

--------
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3) Net of the following expense reimbursements/waivers (based on average net assets):

                     12/31/09 12/31/10 12/31/11 12/31/12 12/31/13 06/30/14(6)(7)
                     -------- -------- -------- -------- -------- --------------
Class A.............   0.21%    0.64%    0.76%    0.72%    0.75%       0.78%
Class I.............   0.34     0.51     0.60     0.62     0.68        0.70

(4) Total return includes the effect of payments by an affiliate. Without these payments, the total return would have been (0.88)% for Class A shares and would have remained unchanged for Class I shares.
(5) The Fund's performance figure was increased by less than 0.01% from the effect of payments by an affiliate.
(6) Unaudited
(7) Annualized

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUND
        PORTFOLIO PROFILE -- JUNE 30, 2014 -- (UNAUDITED)

                    INDUSTRY ALLOCATION*
                    U.S. Government Agencies.......... 37.7%
                    Foreign Banks..................... 15.8
                    Money Center Banks................ 13.4
                    Repurchase Agreement..............  8.5
                    U.S. Government Treasuries........  4.8
                    Domestic Bank.....................  4.7
                    Super-Regional Banks-US...........  4.2
                    Commercial Banks-Canadian.........  4.1
                    Diversified Financial Services....  2.5
                    Commercial Banks..................  2.4
                    Finance...........................  1.8
                                                       ----
                                                       99.9%
                                                       ====

                    Weighted average days to maturity. 38.3

                      CREDIT QUALITY ALLOCATION @#
                      A-1..........................  95.8%
                      A-2..........................   4.2
                      Not Rated+...................   0.0
                                                    -----
                                                    100.0%
                                                    =====

--------
*  Calculated as a percentage of net assets.
@  Source: Standard and Poors
#  Calculated as a percentage of total debt issues.
+ Represents debt issues that have either no rating or the rating is unavailable from the date source.

        SUNAMERICA MONEY MARKET FUND
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2014 -- (UNAUDITED)

                                                PRINCIPAL     VALUE
                SECURITY DESCRIPTION             AMOUNT      (NOTE 2)
        SHORT-TERM INVESTMENT SECURITIES -- 91.4%
        CERTIFICATES OF DEPOSIT -- 29.7%
          Chase Bank USA NA FRS
           0.26% due 04/24/2015............... $14,000,000 $ 14,000,000
          Citibank NA
           0.20% due 08/27/2014...............  17,250,000   17,250,000
          Deutsche Bank AG NY FRS
           0.55% due 03/27/2015...............  17,250,000   17,250,000
          Nordea Bank Finland PLC NY
           0.21% due 09/05/2014...............  14,300,000   14,300,000
          Rabobank Nederland NV NY FRS
           0.26% due 02/05/2015...............  14,250,000   14,250,000
          Rabobank Nederland NV NY FRS
           0.27% due 09/03/2014...............   5,950,000    5,950,000
          Rabobank Nederland NV NY FRS
           0.27% due 05/06/2015...............  13,500,000   13,500,000
          Royal Bank of Canada NY FRS
           0.22% due 06/10/2015...............  14,250,000   14,250,000
          Royal Bank of Canada NY FRS
           0.32% due 05/04/2015...............  13,500,000   13,500,000
          Svenska Handelsbanken NY
           0.18% due 09/08/2014...............  14,250,000   14,250,136
          Svenska Handelsbanken NY FRS
           0.40% due 11/17/2014...............  13,000,000   13,008,627
          UBS AG Stamford CT FRS
           0.23% due 10/24/2014...............  17,250,000   17,250,000
          Wells Fargo Bank NA FRS
           0.20% due 12/01/2014...............  14,500,000   14,500,000
          Wells Fargo Bank NA FRS
           0.22% due 02/04/2015...............  17,170,000   17,170,000
                                                           ------------
        TOTAL CERTIFICATES OF DEPOSIT
         (amortized cost $200,428,763)                      200,428,763
                                                           ------------
        COMMERCIAL PAPER -- 11.5%
          BNP Paribas Finance, Inc.
           0.01% due 07/01/2014...............  33,250,000   33,250,000
          Lloyds TSB Bank PLC
           0.08% due 07/29/2014...............  13,850,000   13,849,138
          Nordea Bank AB
           0.21% due 09/09/2014...............  14,290,000   14,284,165
          State Street Corp.
           0.19% due 07/08/2014...............  16,000,000   15,999,409
                                                           ------------
        TOTAL COMMERCIAL PAPER
         (amortized cost $77,382,712)                        77,382,712
                                                           ------------
        U.S. CORPORATE BONDS & NOTES -- 7.6%
          Bank of America NA
           0.21% due 10/14/2014...............  14,250,000   14,250,000
          Bank of America NA
           0.25% due 12/01/2014...............  14,000,000   14,000,000
          General Electric Capital Corp.
           2.15% due 01/09/2015...............  11,500,000   11,612,868
          JPMorgan Chase Bank NA FRS
           0.35% due 04/07/2015...............  11,400,000   11,400,000
                                                           ------------
        TOTAL U.S. CORPORATE BONDS & NOTES
         (amortized cost $51,262,868)                        51,262,868
                                                           ------------
        MEDIUM TERM NOTES -- 0.1%
          General Electric Capital Corp. FRS
           0.49% due 09/15/2014
           (amortized cost $ 865,554).........     865,554      865,554
                                                           ------------

                                                 PRINCIPAL      VALUE
               SECURITY DESCRIPTION               AMOUNT       (NOTE 2)
      ------------------------------------------------------------------
      U.S. GOVERNMENT AGENCIES -- 37.7%
        Agency for International Development
         Panama FRS
         0.60% due 05/15/2015.................. $   275,101  $    275,182
        Federal Farm Credit Bank
         0.08% due 11/25/2014..................   1,500,000     1,499,510
         0.09% due 01/08/2015..................   8,000,000     7,996,180
        Federal Farm Credit Bank FRS
         0.08% due 03/09/2015..................  12,000,000    11,999,108
         0.10% due 07/01/2014..................   5,600,000     5,600,000
         0.11% due 03/30/2015..................  11,200,000    11,199,585
         0.13% due 07/23/2014..................   2,750,000     2,750,102
         0.13% due 02/23/2015..................  15,000,000    14,999,461
         0.28% due 07/14/2014..................   1,600,000     1,600,087
         0.28% due 10/14/2014..................   5,700,000     5,702,980
        Federal Home Loan Bank
         0.02% due 07/02/2014..................   3,000,000     2,999,998
         0.02% due 07/09/2014..................   7,000,000     6,999,969
         0.02% due 07/11/2014..................   2,200,000     2,199,988
         0.02% due 07/25/2014..................   6,200,000     6,199,917
         0.03% due 07/11/2014..................  48,160,000    48,159,599
         0.04% due 08/01/2014..................   5,500,000     5,499,811
         0.05% due 07/18/2014..................  14,000,000    13,999,702
         0.05% due 07/23/2014..................  19,000,000    18,999,477
         0.06% due 08/29/2014..................  27,000,000    26,997,345
         0.10% due 08/04/2014..................   7,000,000     6,999,930
         0.11% due 02/17/2015..................   4,750,000     4,746,647
         0.12% due 03/25/2015..................   5,000,000     4,995,550
         0.15% due 09/16/2014..................   7,350,000     7,347,642
        Federal Home Loan Bank FRS
         0.10% due 02/23/2015..................   5,500,000     5,499,811
        Federal Home Loan Mtg. Corp.
         0.06% due 10/17/2014..................  14,000,000    13,997,480
        Federal National Mtg. Assoc.
         0.11% due 07/02/2014..................  14,400,000    14,399,956
                                                             ------------
      TOTAL U.S. GOVERNMENT AGENCIES
       (amortized cost $253,665,017)                          253,665,017
                                                             ------------
      U.S. GOVERNMENT TREASURIES -- 4.8%
        United States Treasury Bills
         0.01% due 07/24/2014..................  27,000,000    26,999,914
         0.02% due 07/31/2014..................   5,400,000     5,399,910
                                                             ------------
      TOTAL U.S. GOVERNMENT TREASURIES
       (amortized cost $32,399,824)                            32,399,824
                                                             ------------
      TOTAL SHORT-TERM INVESTMENT SECURITIES -- 91.4%
       (amortized cost $616,004,738)                          616,004,738
                                                             ------------
      REPURCHASE AGREEMENT -- 8.5%
        State Street Bank and Trust Co. Joint
         Repurchase Agreement(1)
         (amortized cost $56,989,000)..........  56,989,000    56,989,000
                                                             ------------
      TOTAL INVESTMENTS
       (amortized cost $672,993,738)(2)                99.9%  672,993,738
      OTHER ASSETS LESS LIABILITIES............         0.1       566,337
                                                -----------  ------------
      NET ASSETS...............................       100.0% $673,560,075
                                                ===========  ============

--------
(1)See Note 2 for details of Joint Repurchase Agreements.
(2)At June 30, 2014, the cost of securities for federal income tax purposes was the same for book purposes.
FRS--Floating Rate Securities
The rates shown on FRS are the current interest rates at June 30, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUND
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2014 -- (UNAUDITED) (CONTINUED)


The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2014 (see Note 2):

                                      LEVEL 1--UNADJUSTED  LEVEL 2--OTHER   LEVEL 3--SIGNIFICANT
                                         QUOTED PRICES    OBSERVABLE INPUTS UNOBSERVABLE INPUTS     TOTAL
                                      ------------------- ----------------- -------------------- ------------
Assets:
  Short-Term Investment Securities:
   Certificates of Deposit...........         $--           $200,428,763            $--          $200,428,763
   Commercial Paper..................          --             77,382,712             --            77,382,712
   U.S. Corporate Bonds & Notes......          --             51,262,868             --            51,262,868
   Medium Term Notes.................          --                865,554             --               865,554
   U.S. Government Agencies..........          --            253,665,017             --           253,665,017
   U.S. Government Treasuries........          --             32,399,824             --            32,399,824
  Repurchase Agreement...............          --             56,989,000             --            56,989,000
                                              ---           ------------            ---          ------------
TOTAL................................         $--           $672,993,738            $--          $672,993,738
                                              ===           ============            ===          ============

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2014 -- (UNAUDITED)


Note 1. Organization

   SunAmerica Money Market Funds, Inc. (the "Corporation") is an open-end diversified management investment company organized as a Maryland corporation. The Corporation consists of one series -- SunAmerica Money Market Fund ("the Fund"). The Fund is advised by SunAmerica Asset Management, LLC. ("SunAmerica" or "Adviser"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The investment objective of the Fund is to seek as high a level of current income as is consistent with liquidity and stability of capital by investing primarily in high-quality money market instruments selected principally on the basis of quality and yield.

   The Fund currently offers two classes of shares: Class A and Class I. These classes within the Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares-- Class A shares are available with no front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is imposed on certain shares sold within one year of original purchase and a 0.50% CDSC is imposed on certain shares sold after the first year and within the second year after purchase, as described in the Fund's Prospectus.

   Class I shares-- Class I shares are offered at net asset value per share without any sales charge, exclusively to certain institutions.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement.

   INDEMNIFICATIONS: The Corporation's organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Corporation. In addition, pursuant to Indemnification Agreements between the Corporation and each of the current directors who is not an "interested person," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Corporation (collectively, the "Disinterested Directors"), the Corporation provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Corporation, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business the Corporation enters into contracts that contain the obligation to indemnify others. The Corporation's maximum exposure under these arrangements is unknown. Currently, however, the Corporation expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   SECURITY VALUATIONS: In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2014 -- (UNAUDITED)
        (CONTINUED)

   Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities

   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Corporation's Board of Directors ("Board"), etc.)

   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of the inputs used to value the Fund's net assets as of June 30, 2014 are reported on a schedule following the Portfolio of Investments.

   Portfolio securities are valued at amortized cost, which approximates market value, and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Fund's net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value per share deviates from the Fund's amortized cost per share. The calculation of such deviation is referred to as "Shadow Pricing". For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

   The Board is responsible for the share valuation process and has adopted a policy and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2014 -- (UNAUDITED)
        (CONTINUED)


   MASTER AGREEMENTS: The Fund has entered into Master Repurchase Agreements ("Master Agreements") with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund's counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of June 30, 2014, the repurchase agreements held by the Fund are subject to master netting provisions. See the Portfolio of Investments and the Notes to Financial Statements for more information about the Fund's holdings in repurchase agreements.

   REPURCHASE AGREEMENTS: The Fund, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (the "SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of June 30, 2014, the Fund held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

                                            PERCENTAGE  PRINCIPAL
                                            OWNERSHIP    AMOUNT
                                            ---------- -----------
             Money Market Fund.............   27.35%   $56,989,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   State Street Bank and Trust Co., dated June 30, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $208,355,000, a repurchase price of $208,355,000, and a maturity date of July 1, 2014. The repurchase agreement is collateralized by the following:

                               INTEREST  MATURITY
TYPE OF COLLATERAL               RATE      DATE    PRINCIPAL AMOUNT    VALUE
------------------             -------- ---------- ---------------- ------------
U.S. Treasury Bonds...........   1.50%  08/31/2018   $    825,000   $    833,250
U.S. Treasury Bonds...........   1.50   02/28/2019    136,845,000    137,258,272
U.S. Treasury Bonds...........   2.13   01/31/2021      1,110,000      1,124,630
U.S. Treasury Bonds...........   2.13   08/15/2021     42,555,000     42,852,332
U.S. Treasury Bonds...........   8.00   11/15/2021        885,000      1,248,127
U.S. Treasury Bonds...........   8.13   08/15/2021     20,405,000     29,207,595

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2014 -- (UNAUDITED)
        (CONTINUED)


   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily from settlement date, except when collection is not expected; dividend income is recorded on the ex-dividend date.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

   Dividends from net investment income, if any, are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   The Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that the Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010-2012 or expected to be taken in the Fund's 2013 tax return. The Fund is not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund files U.S. federal and certain state income tax returns. With few exceptions, the Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2010.

   NEW ACCOUNTING PRONOUNCEMENTS: In December 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-11, "Disclosures about Offsetting Assets and Liabilities", which was subsequently clarified in ASU 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" which was issued in January 2013. The amended Standard requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. All required changes to accounting policies have been made in accordance with ASU No. 2011-11 and No. 2013-01.

Note 3. Investment Advisory and Management Agreement, Distribution and Service Agreement and Other Transactions With Affiliates

   The Fund has entered into an Investment Advisory and Management Agreement (the "Advisory Agreement") with SunAmerica. Under the Advisory Agreement, SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of its books and records, and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2014 -- (UNAUDITED)
        (CONTINUED)


   The Fund will pay SunAmerica a monthly management fee at the following annual percentages, based on the average daily net assets of the Fund: 0.50% on the first $600 million; 0.45% on the next $900 million; and 0.40% over $1.5 billion.

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual fund operating expenses at 0.80% for Class I, of average net assets. For purposes of the waived fee and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, fares and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors. For the period ended June 30, 2014, pursuant to the contractual expense limitations, SunAmerica waived fees and/or reimbursed expenses of $2,921 for Class I.

   SunAmerica may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on any class of the Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of SunAmerica. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Fund will be able to avoid a negative yield. For the period ended June 30, 2014, SunAmerica voluntarily waived fees and/or reimbursed expenses of $2,197,032 and $43,543 for Class A and Class I, respectively.

   The Fund has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor")*, an affiliate of the Adviser. The Fund has adopted a Distribution Plan on behalf of its Class A shares (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. In adopting the Plan, the Board determined that there was a reasonable likelihood that the Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Plan provides that the Class A shares of the Fund shall pay the Distributor an account maintenance fee at the annual rate of up to 0.15% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. In this regard, some payments are used to compensate broker-dealers with account maintenance fees in an amount up to 0.15% per year of the assets maintained in the Fund by their customers. Accordingly, ACS received fees (see Statement of Operations) based upon the aforementioned rates. In addition, in light of current market conditions, and in order to avoid a negative yield on Class A shares of the Fund, ACS has agreed to waive up to 0.15% of the fees it receives under the Plans. This voluntary waiver may be terminated at any time at the option of the Distributor without notice to shareholders. For the period ended June 30, 2014, ACS voluntarily waived fees as follows: Class A $527,069.

   ACS receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of the Fund's Class A shares. ACS has advised the Fund for the period ended June 30, 2014, the proceeds received from redemptions are as follows:

      Class A..................................................... $2,096

   The Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate SAFS for services rendered based upon the annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the period ended June 30, 2014, the Fund incurred the following expenses which are included in the transfer agent fees and expenses payable line in the Statement of
--------
* Effective February 28, 2014, SunAmerica Capital Services, Inc. ("SACS") changed its name to AIG Capital Services, Inc. ("ACS").

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2014 -- (UNAUDITED)
        (CONTINUED)

   Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                                      PAYABLE AT
             FUND                           EXPENSES JUNE 30, 2014
             ----                           -------- -------------
             Money Market Class A.......... $773,034   $120,562
             Money Market Class I..........   14,678      2,487

   As of June 30, 2014, 84.4% of the Fund's total outstanding shares were held through Pershing LLC in a brokerage account sweep vehicle for customers of the broker-dealers within Advisor Group, Inc., an affiliate of the Adviser.

Note 4. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from post October capital loss deferrals, dividends payable, and cumulative pension expenses.

                   DISTRIBUTABLE EARNINGS                        TAX DISTRIBUTIONS
-------------------------------------------------------------    ------------------
                     FOR THE YEAR ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------
                                                                           LONG-TERM
ORDINARY  LONG-TERM GAINS/ CAPITAL AND  UNREALIZED APPRECIATION  ORDINARY  CAPITAL
INCOME           OTHER LOSSES               (DEPRECIATION)       INCOME     GAINS
--------  ----------------------------  -----------------------  --------  ---------
 $ --            $(1,161,901)                    $ --            $72,895     $ --

   At December 31, 2013, for Federal income tax purposes, the Fund has capital loss carryforwards available to offset future capital gains of $1,161,901 expiring in 2016 and $0 unlimited capital losses.+

   Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended December 31, 2013, Fund elected to defer post October long-term capital losses in the amount of $69.

--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Note 5. Capital Share Transactions

   Transactions in each class of shares of the Funds, all at $1.00 per share, for the period ended June 30, 2014 and for the prior year were as follows:

                                                   MONEY MARKET FUND
                         --------------------------------------------------------------------
                                      CLASS A                            CLASS I
                         ---------------------------------  ---------------------------------
                             FOR THE                            FOR THE
                         SIX MONTHS ENDED      FOR THE      SIX MONTHS ENDED      FOR THE
                          JUNE 30, 2014      YEAR ENDED      JUNE 30, 2014      YEAR ENDED
                           (UNAUDITED)    DECEMBER 31, 2013   (UNAUDITED)    DECEMBER 31, 2013
                         ---------------- ----------------- ---------------- -----------------
Shares sold.............  $ 134,869,591     $ 447,458,467     $ 5,635,083      $ 11,011,406
Reinvested dividends....         34,106            69,405             657             1,435
Shares redeemed.........   (212,484,088)     (479,257,679)     (4,804,402)      (13,418,735)
                          -------------     -------------     -----------      ------------
Net increase (decrease).  $ (77,580,391)    $ (31,729,807)    $   831,338      $ (2,405,894)
                          =============     =============     ===========      ============

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2014 -- (UNAUDITED)
        (CONTINUED)

Note 6. Directors' Retirement Plan

   The Directors of the Corporation have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Independent Directors. The Retirement Plan provides generally that an Independent Director may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Director of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Director and completed five (5) consecutive years of service as a Director of any Adopting Fund (an "Eligible Trustee/Director"). Pursuant to the Retirement Plan, an Eligible Director may receive benefits upon (i) his or her death or disability while a Director or (ii) the termination of his or her tenure as a Director, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Director.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Director and Participant, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding change during prior years is added to each Eligible Director's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Directors from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

   The following amounts for the Retirement Plan Liabilities are included in the Directors' fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Directors' fees and expenses line on the Statement of Operations.

                                               RETIREMENT PLAN RETIREMENT PLAN RETIREMENT PLAN
                                                  LIABILITY        EXPENSE        PAYMENTS
                                               --------------- --------------- ---------------
FUND                                                         AS OF JUNE 30, 2014
----                                           -----------------------------------------------
Money Market
  Fund........................................     $6,004            $10           $3,928

Note 7. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the SEC, the Fund is permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended June 30, 2014, the Fund did not participate in this program.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT -- JUNE 30, 2014 -- (UNAUDITED)

The Board of Directors (the "Board," the members of which are referred to as "Directors") of SunAmerica Money Market Funds, Inc. (the "Corporation"), including the Directors who are not "interested persons," as defined in
Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Directors"), of the Corporation or its separate series or SunAmerica Asset Management, LLC ("SunAmerica"), approved the continuation of the Investment Advisory and Management Agreement between the Corporation, on behalf of the SunAmerica Money Market Fund (the "Fund"), and SunAmerica (the "Advisory Agreement") for a one-year period ending June 30, 2015 at an in-person meeting held on June 3, 2014 (the "Meeting"). The Fund is the only current series of the Corporation.

In accordance with Section 15(c) of the 1940 Act, the Board requested and SunAmerica provided materials relating to the Board's consideration of whether to approve the continuation of the Advisory Agreement. These materials included: (a) a summary of the services provided to the Fund by SunAmerica and its affiliates; (b) information independently compiled and prepared by Lipper, Inc. ("Lipper"), an independent third-party provider of mutual fund data, on fees and expenses of the Fund, and the investment performance of the Fund as compared with a peer group of funds, along with fee and performance data with respect to the Fund and any other mutual funds or other accounts advised or subadvised by SunAmerica with similar investment objectives and/or strategies, as applicable; (c) information on the profitability of SunAmerica, and its affiliates, and a discussion relating to indirect benefits; (d) information relating to economies of scale; (e) information about SunAmerica's general compliance policies and procedures; (f) information about SunAmerica's risk management processes; (g) information about brokerage and soft dollar practices; and (h) information about the key personnel of SunAmerica, and its affiliates, that are involved in the investment management, administration, compliance and risk management activities with respect to the Fund, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Advisory Agreement, the Board, including the Independent Directors, considered at the Meeting, and from time to time as appropriate, factors that it deemed relevant, including the following information:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY SUNAMERICA

The Board, including the Independent Directors, considered the nature, extent and quality of services provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Fund, managing the daily business affairs of the Fund, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, legal and compliance, clerical and administrative services and has authorized its officers and employees, if elected, to serve as officers or Directors of the Corporation without compensation. The Board noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers. In addition to the quality of the advisory services provided by SunAmerica, the Board considered the quality of the administrative and other services provided by SunAmerica to the Fund pursuant to the Advisory Agreement.

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Fund. The Board also reviewed the personnel responsible for providing advisory services to the Fund and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices and concluded, based on its experience and interaction with SunAmerica, that: (i) SunAmerica has been able to retain quality investment and other personnel; (ii) SunAmerica has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica has been responsive to requests of the Board; and (iv) SunAmerica has kept the Board apprised of developments relating to the Fund and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered SunAmerica's reputation and long-standing relationship with the Fund and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds

        SUNAMERICA MONEY MARKET FUNDS, INC.
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT -- JUNE 30, 2014 -- (UNAUDITED) (CONTINUED)

and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2014, SunAmerica managed, advised and/or administered approximately $66.7 billion in assets. In addition, the Board considered SunAmerica's code of ethics and its commitment to compliance generally and with respect to its management and administration of the Fund. The Board also considered SunAmerica's risk management processes. The Board further observed that SunAmerica has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's prospectus. The Board also reviewed SunAmerica's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica from effectively serving as the investment adviser to the Funds.

INVESTMENT PERFORMANCE

The Board, including the Independent Directors, also considered the investment performance of SunAmerica with respect to the Fund. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to the Fund's peer group ("Peer Group") and/or peer universe ("Peer Universe") as independently determined by Lipper and to an appropriate index or combination of indices. The Board was provided with a description of the methodology used by Lipper to select the funds in the Peer Group and Peer Universe.

The Board noted that performance information was for the periods ended
March 31, 2014. The Board also noted that it regularly reviews the performance of the Fund throughout the year. The Board further noted that, while it monitors performance of the Fund closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board considered that the Fund's performance was at the median of its Peer Group and Peer Universe for the one- and three-year periods and below the median of its Peer Group and Peer Universe for the five-year period. The Board also considered that the Fund's performance was equal to its Lipper Index for the one- and three-year periods and underperformed the Lipper Index for the five-year period. The Board further considered that range of returns among the funds in the Peer Group and Peer Universe was narrow. The Board then noted management's discussion of the Fund's performance.

The Board further noted that money market funds, in general, have been operating in a difficult and low-yielding market environment for an extended period of time. The Board also considered the voluntary fee waivers and/or expense reimbursements being made by SunAmerica with respect to the Fund in order to avoid a negative yield. The Board concluded that the Fund's performance was satisfactory in light of all factors considered.

CONSIDERATION OF THE MANAGEMENT FEES AND THE COST OF THE SERVICES AND PROFITS TO BE REALIZED BY SUNAMERICA AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUND

The Board, including the Independent Directors, received and reviewed information regarding the fees to be paid by the Fund to SunAmerica pursuant to the Advisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica or its affiliates in connection with providing such services to the Fund.

To assist in analyzing the reasonableness of the management fee for the Fund, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for the Fund's Peer Group and/or Peer Universe as determined by Lipper, including rankings within each category. In considering the reasonableness of the management fee to be paid by the Fund to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering the Fund's total operating expenses, the Board analyzed the level of fee waivers and/or expense reimbursements and the net expense caps contractually agreed upon by SunAmerica with respect to Class I shares of the Fund. The Board also considered the voluntary fee waivers and/or expense reimbursements being made by SunAmerica with respect to the Fund in order to avoid a negative yield. The Board further considered that, unlike the funds in the Peer Group and Peer Universe, the full amount of the fee waivers and/or reimbursements being made by SunAmerica with respect to the Fund are not applied against the actual

        SUNAMERICA MONEY MARKET FUNDS, INC.
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT -- JUNE 30, 2014 -- (UNAUDITED) (CONTINUED)

management fees cited the Lipper reports. As a result, the Board took into account that the actual management fees presented by Lipper for the funds in the Peer Group and Peer Universe may appear lower on a relative basis. The Board also considered the various expense components of the Fund and compared the Fund's net expense ratio to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Fund. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Group and Peer Universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board considered that the Fund's actual management fees were above the median of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were below the median of its Peer Group and Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussion regarding the Fund's expenses.

The Board further considered management fees received by SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Fund. The Board noted that the mutual funds identified as similar to the Fund are sold only in the variable annuity market and, accordingly, are in different Lipper classifications, with peer groups consisting of funds underlying variable insurance products. The Board further noted that SunAmerica serves as subadviser to certain of these similar mutual funds and observed that the services SunAmerica provides as subadviser are much more limited in scope than in its role as investment manager and adviser to the Fund. The Board then noted the management fee paid by the Fund was reasonable as compared to the fees SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

PROFITABILITY

The Board also considered SunAmerica's profitability and the benefits SunAmerica and its affiliates received from its relationship with the Fund. The Board received and reviewed financial statements relating to SunAmerica's financial condition and profitability with respect to the services it provided the Fund and considered how profit margins could affect SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Fund. In particular, the Board considered the contractual fee waiver and/or expense reimbursements agreed to by SunAmerica, as well as the voluntary fee waivers being made by SunAmerica to avoid a negative yield.

The Board considered the profitability of SunAmerica under the Advisory Agreement, and considered the profitability of SunAmerica's affiliates under the Rule 12b-1 Plans, Service Agreement and Administrative and Shareholder Services Agreements. Additionally, the Board considered whether SunAmerica and its affiliates received any indirect benefits from the relationship with the Funds. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of SunAmerica, serves as custodian with respect to certain shareholder retirement accounts that are administered by SunAmerica and receives a fee payable by the qualifying shareholders. The Board further considered whether there were any collateral or "fall-out" benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Fund. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board concluded that SunAmerica had the financial resources necessary to perform its obligations under the Advisory Agreement and to continue to provide the Fund with the high quality services that they had provided in the past. The Board also concluded that the management fee was reasonable in light of the factors discussed above.

ECONOMIES OF SCALE

The Board, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that as a result of being part of the SunAmerica fund complex, the Fund shares common resources and may

        SUNAMERICA MONEY MARKET FUNDS, INC.
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT -- JUNE 30, 2014 -- (UNAUDITED) (CONTINUED)

share certain expenses, and if the size of the complex increases, the Fund could incur lower expenses than it otherwise would achieve as a stand-alone entity. The Board also took into account that the Fund had management fee arrangements that included breakpoints that will adjust the fee downward as the size of the Fund increases, thereby allowing the shareholders to potentially participate in any economies of scale. The Board further noted that SunAmerica has agreed to contractually cap the total annual operating expenses of the Class I shares of the Fund at certain levels. The Board observed that this expense cap benefited shareholders by keeping total fees down even in the absence of breakpoints or economies of scale. The Board concluded that the Fund's management fee structures were reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

OTHER FACTORS

In consideration of the Advisory Agreement, the Board also received information regarding SunAmerica's brokerage and soft dollar practices. The Board considered that SunAmerica is responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and negotiation of commission rates. The Board also considered the benefits SunAmerica may derive from soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SunAmerica in return for allocating brokerage; however, the Board noted that the securities in which the Fund invests are traded primarily in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer) and, therefore, the Fund generally does not incur brokerage commissions. Accordingly, the Board observed that SunAmerica typically would not receive soft dollar benefits in return for allocating the Funds' brokerage transactions. The Board further observed that when making purchases of new issues with fixed underwriting fees, SunAmerica may designate the use of broker dealers who have agreed to provide certain statistical, research and other information.

CONCLUSION

After a full and complete discussion, the Board approved the Advisory Agreement with respect to the Fund for a one-year period ending June 30, 2015. Based upon its evaluation of all these factors in their totality, the Board, including the Independent Directors, was satisfied that the terms of the Advisory Agreement were fair and reasonable and in the best interests of the Fund and the Fund's shareholders. In arriving at a decision to approve the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Director may have attributed different weights to different factors. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination.

[LOGO] AIG Sun America
Mutual Funds

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS/TRUSTEES         TRANSFER AGENT             DISCLOSURE OF QUARTERLY
 Dr. Judith L. Craven       State Street Bank and     PORTFOLIO HOLDINGS
 William F. Devin             Trust Company           The Fund is required to
 Richard W. Grant           P.O. Box 219373           file its complete
 Stephen J. Gutman          Kansas City, MO 64141     schedule of portfolio
 Peter A. Harbeck          CUSTODIAN                  holdings with the U.S.
 William J. Shea            State Street Bank and     Securities and Exchange
OFFICERS                      Trust Company           Commission for its first
 John T. Genoy, President   P.O. Box 5607             and third fiscal quarters
 Gregory R. Kingston,       Boston, MA 02110          on Form N-Q. The Fund's
   Treasurer               VOTING PROXIES ON FUND     Forms N-Q are available
 James Nichols, Vice       PORTFOLIO SECURITIES       on the U.S. Securities
   President               A description of the       and Exchange Commission's
 Katherine Stoner, Chief   policies and procedures    website at
   Compliance Officer      that the Funds use to      http://www.sec.gov. You
 Gregory N. Bressler,      determine how to vote      can also review and
   Secretary               proxies relating to        obtain copies of the
 Nori L. Gabert, Vice      securities held in the     Forms N-Q at the U.S.
   President and           Funds' portfolios which    Securities and Exchange
   Assistant Secretary     is available in the        Commission's Public
 Kathleen Fuentes, Chief   Funds' Statement of        Reference Room in
   Legal Officer and       Additional Information     Washington, DC
   Assistant Secretary     may be obtained without    (information on the
 Timothy P. Pettee, Vice   charge upon request, by    operation of the Public
   President               calling (800) 858-8850.    Reference Room may be
 Thomas D. Peeney,         This information is also   obtained by calling
   Assistant Secretary     available from the EDGAR   1-800-SEC-0330).
 Diedre L. Shepherd,       database on the U.S.       PROXY VOTING RECORD ON
   Assistant Treasurer     Securities and Exchange    FUND PORTFOLIO SECURITIES
 Matthew J. Hackethal,     Commission's website at    Information regarding how
   Anti-Money Laundering   http://www.sec.gov.        the Funds voted proxies
   Compliance Officer      DELIVERY OF SHAREHOLDER    relating to securities
INVESTMENT ADVISER         DOCUMENTS                  held in the Fund's
 SunAmerica Asset          The Funds have adopted a   portfolio during the most
   Management, LLC         policy that allows them    recent twelve month
 Harborside Financial      to send only one copy of   period ended June 30 is
   Center                  a Fund's prospectus,       available, once filed
 3200 Plaza 5              proxy material, annual     with the U.S. Securities
 Jersey City, NJ           report and semi-annual     and Exchange Commission,
   07311-4992              report (the "shareholder   without charge, upon
DISTRIBUTOR                documents") to             request, by calling (800)
 AIG Capital Services,     shareholders with          858-8850 or on the U.S.
   Inc.                    multiple accounts          Securities and Exchange
 Harborside Financial      residing at the same       Commission's website at
   Center                  "household." This          http://www.sec.gov.
 3200 Plaza 5              practice is called         This report is submitted
 Jersey City, NJ           householding and reduces   solely for the general
   07311-4992              Fund expenses, which       information of
SHAREHOLDER SERVICING      benefits you and other     shareholders of the Fund.
AGENT                      shareholders. Unless the   Distribution of this
 SunAmerica Fund           Funds receive              report to persons other
   Services, Inc.          instructions to the        than shareholders of the
 Harborside Financial      contrary, you will only    Fund is authorized only
   Center                  receive one copy of the    in connection with a
 3200 Plaza 5              shareholder documents.     currently effective
 Jersey City, NJ           The Funds will continue    prospectus, setting forth
   07311-4992              to household the           details of the Fund,
                           shareholder documents      which must precede or
                           indefinitely, until we     accompany this report.
                           are instructed otherwise.  The accompanying report
                           If you do not wish to      has not been audited by
                           participate in             independent accountants
                           householding, please       and accordingly no
                           contact Shareholder        opinion has been
                           Services at                expressed thereon.
                           (800) 858-8850 ext. 6010
                           or send a written request
                           with your name, the name
                           of your fund(s) and your
                           account member(s) to
                           SunAmerica Mutual Funds
                           c/o BFDS, P.O. Box
                           219186, Kansas City MO,
                           64121-9186. We will
                           resume individual
                           mailings for your account
                           within thirty (30) days
                           of receipt of your
                           request.

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1   GO TO WWW.SAFUNDS.COM
                   2   CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER. DISTRIBUTED BY:
AIG CAPITAL SERVICES, INC.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

WWW.SAFUNDS.COM

MMSAN - 6/14

[LOGO]

AIG

Sun America
Mutual Funds

Item 2. Code of Ethics.

   Not applicable.

Item 3. Audit Committee Financial Expert.

   Not applicable.

Item 4. Principal Accountant Fees and Services.

   Not applicable.

Item 5. Audit Committee of Listed Registrants.

   Not applicable.

Item 6. Investments.

   Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

   Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

   Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

   Not applicable.

Item 10.Submission of Matters to a Vote of Security Holders.

   There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), (as required by 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item 10.

Item 11.Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12.Exhibits.

(a) (1) Not applicable.

   (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

   (3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:  /s/ John T. Genoy
     ------------------------------
     John T. Genoy
     President

Date: September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John T. Genoy
     ------------------------------
     John T. Genoy
     President

Date: September 5, 2014

By:  /s/ Gregory R. Kingston
     ------------------------------
     Gregory R. Kingston
     Treasurer

Date: September 5, 2014